Intangible Assets (Tables)	12 Months Ended
Feb. 28, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	February 28, 2026	February 28, 2025
Mobile applications / Software	2,569,478	201,993
Less: accumulated amortization	(539,187)	(192,235)
Net intangible assets	$2,030,291	$9,758